STOCK-BASED COMPENSATION (Details) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended
	Jan. 31, 2013 Employee Stock Option Plan	Dec. 31, 2012 Employee Stock Option Plan USD ($)	Dec. 31, 2012 Employee Stock Option Plan CAD	Dec. 31, 2011 Employee Stock Option Plan USD ($)	Dec. 31, 2011 Employee Stock Option Plan CAD	Dec. 31, 2010 Employee Stock Option Plan USD ($)	Dec. 31, 2010 Employee Stock Option Plan CAD	May 31, 2005 Incentive Share Purchase Plan	Dec. 31, 2012 Incentive Share Purchase Plan USD ($)	Dec. 31, 2011 Incentive Share Purchase Plan USD ($)	Dec. 31, 2010 Incentive Share Purchase Plan USD ($)	May 31, 2008 Incentive Share Purchase Plan	Jan. 01, 2013 Restricted Share Unit Plan	Dec. 31, 2012 Restricted Share Unit Plan USD ($)	Dec. 31, 2011 Restricted Share Unit Plan USD ($)	Dec. 31, 2010 Restricted Share Unit Plan USD ($)
Share-based compensation arrangements
Maximum number of shares subject to options as a percentage of company's common shares issued and outstanding		5.00%	5.00%
Maximum term of options granted after April 24, 2001 under ESOP		5 years	5 years
Shares reserved for issuance before increase in the number of shares approved								2,500,000
Additional number of shares reserved for issuance		2,500,000	2,500,000	3,000,000	3,000,000	1,300,000	1,300,000
Common shares reserved for issuance, authorized						20,300,000	20,300,000					5,000,000
Common shares reserved for issuance		10,587,126	10,587,126						1,642,853	2,150,088	2,510,921
Stock options granted (in shares)	2,803,000	3,257,000	3,257,000	2,630,785	2,630,785	2,926,080	2,926,080
Stock options vested (in shares)	700,750	814,250	814,250	657,696	657,696	731,520	731,520
Stock options vesting period that are not vested immediately	3 years	3 years	3 years	3 years	3 years	3 years	3 years
Stock options activity
Options outstanding, beginning of year (in shares)		8,959,051	8,959,051	6,762,704	6,762,704	5,707,940	5,707,940
Granted (in shares)	2,803,000	3,257,000	3,257,000	2,630,785	2,630,785	2,926,080	2,926,080
Exercised (in shares)		(416,275)	(416,275)	(308,688)	(308,688)	(1,627,766)	(1,627,766)
Forfeited (in shares)		(731,000)	(731,000)	(125,750)	(125,750)	(243,550)	(243,550)
Expired (in shares)		(481,650)	(481,650)
Options outstanding, end of year (in shares)		10,587,126	10,587,126	8,959,051	8,959,051	6,762,704	6,762,704
Options exercisable at end of period (in shares)		6,510,464	6,510,464	5,178,172	5,178,172	2,972,857	2,972,857
Weighted Average Exercise Price
Outstanding, beginning of year, weighted average exercise price (in Canadian dollars per share)			62.88		56.94		53.85
Granted, weighted average exercise price (in Canadian dollars per share)			36.99		76.12		57.55
Exercised, weighted average exercise price (in Canadian dollars per share)			43.51		43.62		47.02
Forfeited, weighted average exercise price (in Canadian dollars per share)			59.72		67.47		58.03
Expired - weighted-average exercise price (in Canadian dollars per share)			47.49
Outstanding, end of year, weighted average exercise price (in Canadian dollars per share)			56.60		62.88		56.94
Nonvested Stock Options
Nonvested, beginning of year (in shares)		3,780,879	3,780,879
Granted (in shares)		3,257,000	3,257,000										422,553
Vested (in shares)		(2,625,467)	(2,625,467)
Forfeited (nonvested) (in shares)		(335,750)	(335,750)
Nonvested, end of year (in shares)		4,076,662	4,076,662	3,780,879	3,780,879
Weighted Average Grant Date Fair Value - Non-Vested Stock Options
Nonvested, beginning of year (in Canadian dollars per share)			13.33		17.79
Granted (in Canadian dollars per share)			8.29		17.05		16.31
Vested (in Canadian dollars per share)			15.63
Forfeited (unvested) (in Canadian dollars per share)			12.50
Nonvested, end of year (in Canadian dollars per share)			13.33		17.79
Cash received for options exercised		$ 18.2		$ 13.6		$ 74.7
Total intrinsic value of options exercised			3.6		8.0		46.5
Weighted average grant-date fair value of options granted (in Canadian dollars per share)			8.29		17.05		16.31
Total fair value of options vested		41.0		46.7		36.7
Contribution limit as a percentage of annual salary									10.00%
Company match, as a percentage of employee contribution									50.00%
Share-based compensation cost recognized		33.8		42.2		37.8			7.2	6.4	5.0			6.6	3.3	3.0
Number of common shares subscribed under the Purchase Plan									507,235	360,833	229,583
Value of common shares subscribed under the Purchase Plan									21.7	19.2	15.0
Contribution by the company to employee benefit trust														12.0	3.7	4.0
Compensation expense included in production, administration and exploration expense														$ 6.6	$ 3.3